ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization [Line Items]
ORGANIZATION
NOTE 1. ORGANIZATION
AEVEX Corp. (the “Company”) was formed as a Delaware corporation on October 27, 2025. The Company was formed for the purpose of completing a public offering and related transactions in order to carry on the business of Athena Technology Solution Holdings, LLC and its subsidiaries (“Holdings LLC”). As the manager of Holdings LLC, the Company is expected to operate and control all of the business and affairs of Holdings LLC and, through Holdings LLC, continue to conduct the business historically conducted by these subsidiaries.

1.	Organization
AEVEX Corp. (the “Company”) was formed as a Delaware corporation on October 27, 2025. The Company was formed for the purpose of completing a public offering and related transactions in order to carry on the business of Athena Technology
Solutions
Holdings, LLC and its subsidiaries (“Holdings LLC”). As the manager of Holdings LLC, the Company is expected to operate and control all of the business and affairs of Holdings LLC and, through Holdings LLC, continue to conduct the business now conducted by these subsidiaries.

Athena Technology Solutions Holdings, LLC
Organization [Line Items]
ORGANIZATION
NOTE 1. ORGANIZATION
Nature of Operations
Athena Technology Solution Holdings, LLC (the “Company”) was formed as a Delaware limited liability company on February 13, 2020. The Company, through its operating subsidiaries, which include AEVEX Holdings, LLC, is a leading provider of full-spectrum airborne intelligence solutions for the global intelligence community.
Basis of Presentation
The accompanying condensed consolidated financial statements present the financial position, results of operations, and cash flows of Athena Technology Solutions Holdings, LLC and its subsidiaries, including a variable interest entity (“VIE”) for which the Company is the primary beneficiary. All intercompany transactions and balances have been eliminated in consolidation. The condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and notes to the financial statements required by U.S. GAAP for complete financial statements. The functional currency of the Company and its subsidiaries is the U.S. dollar.
These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as of and for the years ended December 31, 2025 and 2024 for the Company, included in the prospectus dated April 16, 2026, as filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Prospectus”). In the opinion of management, the accompanying condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position, results of operations, and cash flows for the periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year. The condensed consolidated balance sheet as of December 31, 2025 was derived from the Company’s audited annual consolidated financial statements but does not contain all of the accompanying disclosures from the annual financial statements.

1.	The Company
Business Activity
Athena Technology Solutions Holdings, LLC (the “Company” or “ATSH”) was formed as a Delaware limited liability company on February 13, 2020. The Company, through its operating subsidiaries, which include AEVEX Holdings, LLC, is a leading provider of full-spectrum airborne intelligence solutions for the global intelligence community.
Presentation and Consolidation
The accompanying consolidated financial statements present the financial position, results of operations, and cash flows of the Company and its subsidiaries, including a variable interest entity (“VIE”) for which the Company is the primary beneficiary. All intercompany accounts and transactions have been eliminated in consolidation. The functional currency of the Company and its subsidiaries is the U.S. dollar. All dollar amounts disclosed in these notes to the consolidated financial statements are expressed in thousands.
Limited Liability Companies
The Company and most of its subsidiaries are limited liability companies formed under their respective states’ Limited Liability Company Acts (the “Acts”). The parties to the Limited Liability Company Agreements are designated as members. Under the Acts, members are not liable for liabilities of limited liability companies.